Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2011
Consolidation Of Variable Interest Entities Disclosure

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2010 (4)

	Millions of yen
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	17,817	9,245	10,980	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	389,343	102,960	156,922	2,680
(d) VIEs for corporate rehabilitation support business	15,462	0	475	0
(e) VIEs for investment in securities	23,804	9,342	0	1,596
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	292,049	202,224	292,049	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	0	0	0	0
(h) Other VIEs	6,937	0	0	0

Total	¥745,412	¥323,771	¥460,426	¥4,276

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	0	0
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	0
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

March 31, 2011

	Millions of U.S. dollars
Types of VIEs:	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	$63	$46	$63	$0
(b) VIEs for acquisition of real estate and real estate development projects for customers	193	54	68	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	4,130	1,454	2,722	13
(d) VIEs for corporate rehabilitation support business	192	2	0	0
(e) VIEs for investment in securities	1,007	164	399	18
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	6,078	4,234	6,078	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	8,050	8,074	7,940	0
(h) Other VIEs	1,854	800	1,675	50

Total	$21,567	$14,828	$18,945	$81

Note:	(1) The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
(2) The assets are pledged as collateral by VIE for financing of the VIE.
(3) This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.
(4) Until March 31, 2010, the Company and its subsidiaries had made disclosures according to ASC810-10 before amendment.

Schedule of Non-Consolidated Variable Interest Entities
2.	Non-consolidated VIEs

March 31, 2010 (4)

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
Types of VIEs:		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥80,585	¥2,540	¥10,075	¥12,615
(b) VIEs for acquisition of real estate and real estate development projects for customers	622,872	17,323	41,858	106,469
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	0	0	0	0
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans by third parties	0	0	0	0
(h) Other VIEs	0	0	0	0

Total	¥703,457	¥19,863	¥51,933	¥119,084

March 31, 2011

	Millions of yen
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	1,143,069	0	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

March 31, 2011

	Millions of U.S. dollars
Types of VIEs:	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss (5)
		Specified bonds and non-recourse loans	Investments
(a) VIEs for liquidating customer assets	$802	$13	$84	$97
(b) VIEs for acquisition of real estate and real estate development projects for customers	13,111	2,097	635	3,138
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	13,747	0	269	449
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of commercial mortgage loans originated by third parties	30,487	48	307	378
(h) Other VIEs	1,008	9	38	46

Total	$59,155	$2,167	$1,333	$4,108

Note:	(5) Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.